LONG-TERM INVESTMENT- Additional Information (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Total investment	$ 510,994	$ 485,059
Investment income attributable to the equity investment	$ 69,494	$ 32,093		$ 89,197
Gansu QLS
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (in percent)									40.00%
Funong | Gansu QLS
Schedule of Equity Method Investments [Line Items]
Total investment | ¥									¥ 3,300,000
Payments to acquire investments			¥ 441,250	$ 64,165	¥ 1,658,750	$ 253,596	¥ 1,200,000	$ 176,121